Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated May 2, 2017
to the Statutory Prospectus dated March 1, 2017
(as supplemented on March 17, 2017, March 24, 2017, March 27, 2017 and April 7, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Global Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Effective June 23, 2017, delete the Annual Fund Operating Expenses footnote, as supplemented on March 24, 2017, and replace with the following:
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.